BACKGROUND (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Background
Schedule of Entity

Entity	Entity Type	Ownership	Location
Codere Online Luxembourg S.A.	Holding Company	100%	Luxembourg
Codere Online U.S. Corp.	Supporting Entity	100%	United States
Servicios de Juego Online S.A.U.	Holding Company	100%	Spain
Codere Online S.A.U.	Operating Entity	100%	Spain
Codere Online Colombia SAS	Operating Entity	100%	Colombia
Codere Online Panama S.A.	Operating Entity	100%	Panama
LIFO AenP	Operating Entity	99.99%	Mexico
Codere Scommese S.R.L.	Operating Entity	100%	Italy
Codere Online Operator LTD	Operating Entity	100%	Malta
Iberargen, S.A.(online business) *	Operating Entity	95%	Argentina
Codere Online Management Services LTD	Supporting Entity	100%	Malta
Codere Israel Marketing Support Services LTD	Supporting Entity	100%	Israel
Codere (Gibraltar) Marketing Services LTD	Supporting Entity	100%	Gibraltar

Entity	Entity Type	Ownership	Location
Codere Online Luxembourg S.A.	Holding Company	100%	Luxembourg
Codere Online U.S. Corp.	Supporting Entity	100%	United States
Servicios de Juego Online S.A.U.	Holding Company	100%	Spain
Codere Online S.A.U.	Operating Entity	100%	Spain
Codere Online Colombia SAS*	Operating Entity	100%	Colombia
Codere Online Panama S.A.*	Operating Entity	100%	Panama
LIFO AenP*	Operating Entity	99.99%	Mexico
Codere Scommese S.R.L.	Operating Entity	100%	Italy
Codere Online Operator LTD	Operating Entity	100%	Malta
Iberargen, S.A.(online business)**	Operating Entity	95%	Argentina
Codere Online Management Services LTD	Supporting Entity	100%	Malta
Codere Israel Marketing Support Services LTD	Supporting Entity	100%	Israel
Codere (Gibraltar) Marketing Services LTD	Supporting Entity	100%	Gibraltar